Segmental analysis - Schedule of capital investment by operating segments (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of operating segments [line items]
Capital investment	£ 8,235	£ 7,593	£ 6,623
Revenue	19,850	21,659	18,449
St William Homes LLP
Disclosure of operating segments [line items]
Investments to joint ventures	0	0	25
Property, plant and equipment
Disclosure of operating segments [line items]
Capital investment	7,124	6,783	5,622
Non-current intangible assets
Disclosure of operating segments [line items]
Capital investment	481	578	471
Equity investments to joint ventures and associates
Disclosure of operating segments [line items]
Capital investment	332	197	461
Capital expenditure prepayments
Disclosure of operating segments [line items]
Capital investment	298	35	69
UK Electricity Transmission
Disclosure of operating segments [line items]
Revenue	2,695	1,946	2,028
UK Electricity Distribution
Disclosure of operating segments [line items]
Revenue	1,790	2,033	1,468
UK Electricity System Operator
Disclosure of operating segments [line items]
Revenue	3,753	4,659	3,437
New England
Disclosure of operating segments [line items]
Revenue	3,948	4,427	4,550
New York
Disclosure of operating segments [line items]
Revenue	6,094	6,994	5,561
National Grid Ventures
Disclosure of operating segments [line items]
Revenue	1,332	1,283	1,024
Other
Disclosure of operating segments [line items]
Revenue	238	317	381
Operating segments
Disclosure of operating segments [line items]
Revenue	19,993	21,801	18,488
Operating segments | UK Electricity Transmission
Disclosure of operating segments [line items]
Capital investment	1,912	1,301	1,179
Revenue	2,735	1,987	2,035
Operating segments | UK Electricity Distribution
Disclosure of operating segments [line items]
Capital investment	1,247	1,220	899
Revenue	1,795	2,045	1,482
Operating segments | UK Electricity System Operator
Disclosure of operating segments [line items]
Capital investment	85	108	108
Revenue	3,788	4,690	3,455
Operating segments | New England
Disclosure of operating segments [line items]
Capital investment	1,673	1,527	1,478
Revenue	3,948	4,427	4,550
Operating segments | New York
Disclosure of operating segments [line items]
Capital investment	2,654	2,454	1,960
Revenue	6,094	6,994	5,561
Operating segments | National Grid Ventures
Disclosure of operating segments [line items]
Capital investment	662	970	989
Revenue	1,389	1,341	1,024
Operating segments | Other
Disclosure of operating segments [line items]
Capital investment	2	13	10
Revenue	244	317	381
Sales between segments
Disclosure of operating segments [line items]
Revenue	(143)	(142)	(39)
Sales between segments | UK Electricity Transmission
Disclosure of operating segments [line items]
Revenue	(40)	(41)	(7)
Sales between segments | UK Electricity Distribution
Disclosure of operating segments [line items]
Revenue	(5)	(12)	(14)
Sales between segments | UK Electricity System Operator
Disclosure of operating segments [line items]
Revenue	(35)	(31)	(18)
Sales between segments | New England
Disclosure of operating segments [line items]
Revenue	0	0	0
Sales between segments | New York
Disclosure of operating segments [line items]
Revenue	0	0	0
Sales between segments | National Grid Ventures
Disclosure of operating segments [line items]
Revenue	(57)	(58)	0
Sales between segments | Other
Disclosure of operating segments [line items]
Revenue	£ (6)	£ 0	£ 0